INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - accumulated depreciation (Details) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment
As of the beginning of period	$ 41,515,106
As of the end of period	41,868,162
Office equipment
Property, plant and equipment
As of the beginning of period	188,280
As of the end of period	209,709
Vehicles
Property, plant and equipment
As of the beginning of period	1,149,455
As of the end of period	1,721,615
Equipment and computer software
Property, plant and equipment
As of the beginning of period	32,448
As of the end of period	51,755
Fixture and fittings
Property, plant and equipment
As of the beginning of period	3,679,075
As of the end of period	3,472,892
Machinery and equipment
Property, plant and equipment
As of the beginning of period	5,449,233
As of the end of period	5,243,338
Land and buildings
Property, plant and equipment
As of the beginning of period	29,746,076
As of the end of period	29,451,178
Accumulated depreciation/amortization
Property, plant and equipment
As of the beginning of period	(13,012,286)	$ (13,225,424)
Disposals	120,049	812,942
Depreciation of the period	(1,104,537)	(989,524)
Foreign currency translation	(33,186)	1,345,128
Revaluation	(48,917)	136,501
As of the end of period	(13,981,043)	(12,193,379)
Accumulated depreciation/amortization | Office equipment
Property, plant and equipment
As of the beginning of period	(391,602)	(415,682)
Disposals	2,964
Depreciation of the period	(19,750)	(18,197)
Foreign currency translation	(702)	42,031
As of the end of period	(409,090)	(391,848)
Accumulated depreciation/amortization | Vehicles
Property, plant and equipment
As of the beginning of period	(1,828,087)	(1,818,836)
Disposals	117,085	230,012
Depreciation of the period	(289,400)	(210,091)
Foreign currency translation	2,031	161,860
As of the end of period	(1,998,371)	(1,637,055)
Accumulated depreciation/amortization | Equipment and computer software
Property, plant and equipment
As of the beginning of period	(433,231)	(832,185)
Disposals		349,836
Depreciation of the period	(20,737)	(15,632)
Foreign currency translation	(1,315)	80,871
As of the end of period	(455,283)	(417,110)
Accumulated depreciation/amortization | Fixture and fittings
Property, plant and equipment
As of the beginning of period	(1,801,356)	(1,701,034)
Depreciation of the period	(169,806)	(178,229)
Foreign currency translation	(5,607)	181,769
As of the end of period	(1,976,769)	(1,697,494)
Accumulated depreciation/amortization | Machinery and equipment
Property, plant and equipment
As of the beginning of period	(3,605,468)	(3,896,810)
Disposals		233,094
Depreciation of the period	(291,265)	(258,832)
Foreign currency translation	(11,406)	415,489
As of the end of period	(3,908,139)	(3,507,059)
Accumulated depreciation/amortization | Land and buildings
Property, plant and equipment
As of the beginning of period	(4,952,542)	(4,560,877)
Depreciation of the period	(313,579)	(308,543)
Foreign currency translation	(16,187)	463,108
Revaluation	(48,917)	136,501
As of the end of period	$ (5,233,391)	$ (4,542,813)